ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities, Current [Abstract]
Accrued expenses	$ 16,892	$ 18,129
Hedging transaction liability	857	789
Uncertain tax positions	1,098	1,098
Total accrued expenses and other current liabilities	$ 18,847	$ 20,016